Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
WisdomTree 3-7 Year Treasury Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree 3-7 Year Treasury Digital Fund
Class Name	WisdomTree 3-7 Year Treasury Digital Fund
Trading Symbol	WTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.95%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 3-7 Year Treasury Bond Index	3.26%	1.19%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 966,289
Holdings Count	10
Advisory Fees Paid, Amount	$ 485
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$966,289
# of Portfolio Holdings	10
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$485

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.13%, due 8/31/28	30.2%
U.S. Treasury Notes, 1.38%, due 10/31/28	29.0%
U.S. Treasury Bonds, 5.38%, due 2/15/31	21.0%
U.S. Treasury Notes, 0.50%, due 10/31/27	10.9%
U.S. Treasury Notes, 4.25%, due 6/30/29	2.8%
U.S. Treasury Notes, 3.75%, due 6/30/30	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/30	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/30	1.0%
U.S. Treasury Notes, 0.63%, due 5/15/30	0.4%
U.S. Treasury Notes, 4.50%, due 5/31/29	0.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.13%, due 8/31/28	30.2%
U.S. Treasury Notes, 1.38%, due 10/31/28	29.0%
U.S. Treasury Bonds, 5.38%, due 2/15/31	21.0%
U.S. Treasury Notes, 0.50%, due 10/31/27	10.9%
U.S. Treasury Notes, 4.25%, due 6/30/29	2.8%
U.S. Treasury Notes, 3.75%, due 6/30/30	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/30	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/30	1.0%
U.S. Treasury Notes, 0.63%, due 5/15/30	0.4%
U.S. Treasury Notes, 4.50%, due 5/31/29	0.3%

WisdomTree 500 Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree 500 Digital Fund
Class Name	WisdomTree 500 Digital Fund
Trading Symbol	SPXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	25.77%	28.86%
S&P 500® Index	24.56%	27.49%
WisdomTree 500 Index	25.84%	28.86%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 3,560,713
Holdings Count	499
Advisory Fees Paid, Amount	$ 1,550
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$3,560,713
# of Portfolio Holdings	499
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,550

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.4%
Alphabet, Inc., Class A	4.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
Tesla, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	32.2%
Financials	13.0%
Health Care	11.1%
Communication Services	10.6%
Consumer Discretionary	9.9%
Industrials	7.5%
Consumer Staples	6.1%
Energy	3.7%
Utilities	2.1%
Real Estate	1.9%
Materials	1.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.4%
Alphabet, Inc., Class A	4.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
Tesla, Inc.	1.3%

WisdomTree 7-10 Year Treasury Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Treasury Digital Fund
Class Name	WisdomTree 7-10 Year Treasury Digital Fund
Trading Symbol	WTSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	0.24%	(1.35)%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 7-10 Year Treasury Bond Index	0.38%	(1.39)%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 932,328
Holdings Count	6
Advisory Fees Paid, Amount	$ 470
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$932,328
# of Portfolio Holdings	6
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$470

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 1.88%, due 2/15/32	50.1%
U.S. Treasury Notes, 4.50%, due 11/15/33	20.7%
U.S. Treasury Notes, 4.38%, due 5/15/34	17.4%
U.S. Treasury Notes, 3.88%, due 8/15/33	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/33	4.5%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.7%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 1.88%, due 2/15/32	50.1%
U.S. Treasury Notes, 4.50%, due 11/15/33	20.7%
U.S. Treasury Notes, 4.38%, due 5/15/34	17.4%
U.S. Treasury Notes, 3.88%, due 8/15/33	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/33	4.5%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.7%

WisdomTree Floating Rate Treasury Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Digital Fund
Class Name	WisdomTree Floating Rate Treasury Digital Fund
Trading Symbol	FLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.52%	5.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US Treasury Floating Rate	5.62%	5.46%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 1,563,289
Holdings Count	7
Advisory Fees Paid, Amount	$ 648
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,563,289
# of Portfolio Holdings	7
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$648

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.55%, due 1/31/26	27.2%
U.S. Treasury Floating Rate Notes, 5.48%, due 10/31/25	24.2%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.8%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	12.5%
U.S. Treasury Floating Rate Notes, 5.47%, due 4/30/25	6.6%
U.S. Treasury Floating Rate Notes, 5.46%, due 4/30/26	6.1%
U.S. Treasury Floating Rate Notes, 5.43%, due 7/31/25	1.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.55%, due 1/31/26	27.2%
U.S. Treasury Floating Rate Notes, 5.48%, due 10/31/25	24.2%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.8%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	12.5%
U.S. Treasury Floating Rate Notes, 5.47%, due 4/30/25	6.6%
U.S. Treasury Floating Rate Notes, 5.46%, due 4/30/26	6.1%
U.S. Treasury Floating Rate Notes, 5.43%, due 7/31/25	1.3%

WisdomTree Government Money Market Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Government Money Market Digital Fund
Class Name	WisdomTree Government Money Market Digital Fund
Trading Symbol	WTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of November 7, 2023 (inception) to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$16	0.25%
Footnote	Description
Footnote*	The Fund commenced operations on 11/7/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 237/366 (to reflect the period since commencement of operations).

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from November 7, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
Since Inception 11/7/23Footnote Reference*
Fund NAV Returns	3.38%
ICE US 1-Month Treasury Bill Index	3.49%

Performance Inception Date	Nov. 07, 2023
Net Assets	$ 5,676,391
Holdings Count	15
Advisory Fees Paid, Amount	$ 7,473
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$5,676,391
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$7,473

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 5.34%, due 7/5/24	31.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.3%
U.S. Treasury Bills, 5.41%, due 9/19/24	8.7%
Federal Home Loan Banks, 5.35%, due 8/27/24	7.0%
Federal Home Loan Banks, 5.35%, due 9/24/24	4.4%
Federal Home Loan Banks, 5.34%, due 7/9/24	4.4%
Federal Home Loan Banks, 3.00%, due 7/8/24	4.4%
U.S. Treasury Bills, 5.34%, due 7/16/24	4.4%
U.S. Treasury Bills, 5.40%, due 10/29/24	4.3%
U.S. Treasury Bills, 5.40%, due 11/14/24	4.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	76.5%
U.S. Government Agencies	27.8%
Other Assets and Liabilities, Net	(4.3%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 5.34%, due 7/5/24	31.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24	20.3%
U.S. Treasury Bills, 5.41%, due 9/19/24	8.7%
Federal Home Loan Banks, 5.35%, due 8/27/24	7.0%
Federal Home Loan Banks, 5.35%, due 9/24/24	4.4%
Federal Home Loan Banks, 5.34%, due 7/9/24	4.4%
Federal Home Loan Banks, 3.00%, due 7/8/24	4.4%
U.S. Treasury Bills, 5.34%, due 7/16/24	4.4%
U.S. Treasury Bills, 5.40%, due 10/29/24	4.3%
U.S. Treasury Bills, 5.40%, due 11/14/24	4.3%

WisdomTree Long-Term Treasury Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Long Term Treasury Digital Fund
Class Name	WisdomTree Long Term Treasury Digital Fund
Trading Symbol	WTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Long Term Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	(7.12)%	(7.47)%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US 20+ Year Treasury Bond Index	(6.95)%	(7.54)%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 844,866
Holdings Count	6
Advisory Fees Paid, Amount	$ 431
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$844,866
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$431

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/47	39.3%
U.S. Treasury Bonds, 1.88%, due 11/15/51	38.9%
U.S. Treasury Bonds, 3.00%, due 5/15/45	12.3%
U.S. Treasury Bonds, 1.63%, due 11/15/50	4.7%
U.S. Treasury Bonds, 4.25%, due 2/15/54	3.2%
U.S. Treasury Bonds, 4.13%, due 8/15/53	0.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/47	39.3%
U.S. Treasury Bonds, 1.88%, due 11/15/51	38.9%
U.S. Treasury Bonds, 3.00%, due 5/15/45	12.3%
U.S. Treasury Bonds, 1.63%, due 11/15/50	4.7%
U.S. Treasury Bonds, 4.25%, due 2/15/54	3.2%
U.S. Treasury Bonds, 4.13%, due 8/15/53	0.3%

WisdomTree Short-Duration Income Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Duration Income Digital Fund
Class Name	WisdomTree Short-Duration Income Digital Fund
Trading Symbol	WTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.60%	4.24%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Bloomberg U.S. Short Aggregate Composite Index	4.65%	2.95%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	5.34%	3.50%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 1,010,909
Holdings Count	5
Advisory Fees Paid, Amount	$ 1,505
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,010,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,505

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.2%
WisdomTree Floating Rate Treasury Fund	15.1%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.2%
WisdomTree Floating Rate Treasury Fund	15.1%

WisdomTree Short-Term Treasury Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Term Treasury Digital Fund
Class Name	WisdomTree Short-Term Treasury Digital Fund
Trading Symbol	WTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from December 14, 2022 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/14/22
Fund NAV Returns	4.14%	3.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	1.72%
Solactive US 1-3 Year Treasury Bond Index	4.54%	3.47%

Performance Inception Date	Dec. 14, 2022
Net Assets	$ 990,812
Holdings Count	13
Advisory Fees Paid, Amount	$ 513
Investment Company, Portfolio Turnover	256.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$990,812
# of Portfolio Holdings	13
Portfolio Turnover Rate	256%
Total Advisory Fees Paid	$513

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 11/30/25	37.2%
U.S. Treasury Notes, 1.25%, due 11/30/26	15.8%
U.S. Treasury Notes, 4.63%, due 6/15/27	10.1%
U.S. Treasury Notes, 4.63%, due 3/15/26	9.5%
U.S. Treasury Notes, 3.75%, due 4/15/26	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/26	6.0%
U.S. Treasury Notes, 4.13%, due 6/15/26	4.5%
U.S. Treasury Notes, 2.00%, due 8/15/25	3.9%
U.S. Treasury Notes, 4.63%, due 6/30/26	2.7%
U.S. Treasury Notes, 4.13%, due 2/15/27	0.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 11/30/25	37.2%
U.S. Treasury Notes, 1.25%, due 11/30/26	15.8%
U.S. Treasury Notes, 4.63%, due 6/15/27	10.1%
U.S. Treasury Notes, 4.63%, due 3/15/26	9.5%
U.S. Treasury Notes, 3.75%, due 4/15/26	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/26	6.0%
U.S. Treasury Notes, 4.13%, due 6/15/26	4.5%
U.S. Treasury Notes, 2.00%, due 8/15/25	3.9%
U.S. Treasury Notes, 4.63%, due 6/30/26	2.7%
U.S. Treasury Notes, 4.13%, due 2/15/27	0.4%

WisdomTree Siegel Global Equity Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Global Equity Digital Fund
Class Name	WisdomTree Siegel Global Equity Digital Fund
Trading Symbol	EQTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

Expenses Paid, Amount	$ 9	[2]
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from December 6, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	13.54%
MSCI ACWI Index	16.84%
MSCI ACWI Value Index	11.84%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 390,351
Holdings Count	11
Advisory Fees Paid, Amount	$ 264
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$390,351
# of Portfolio Holdings	11
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$264

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	22.4%
WisdomTree U.S. Total Dividend Fund	15.0%
iShares Core S&P 500 ETF	13.5%
Vanguard International High Dividend Yield ETF	11.0%
WisdomTree International Quality Dividend Growth Fund	9.9%
Vanguard High Dividend Yield ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
WisdomTree Japan Hedged Equity Fund	4.0%
WisdomTree Emerging Markets High Dividend Fund	4.0%
WisdomTree Emerging Markets SmallCap Dividend Fund	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Credit Quality Explanation [Text Block]	10
Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	22.4%
WisdomTree U.S. Total Dividend Fund	15.0%
iShares Core S&P 500 ETF	13.5%
Vanguard International High Dividend Yield ETF	11.0%
WisdomTree International Quality Dividend Growth Fund	9.9%
Vanguard High Dividend Yield ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
WisdomTree Japan Hedged Equity Fund	4.0%
WisdomTree Emerging Markets High Dividend Fund	4.0%
WisdomTree Emerging Markets SmallCap Dividend Fund	4.0%

WisdomTree Siegel Longevity Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Longevity Digital Fund
Class Name	WisdomTree Siegel Longevity Digital Fund
Trading Symbol	LNGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from December 6, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	10.40%
S&P 500® Index	20.53%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	9.30%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 171,739
Holdings Count	15
Advisory Fees Paid, Amount	$ 117
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$171,739
# of Portfolio Holdings	15
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$117

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.8%
WisdomTree U.S. Total Dividend Fund	13.4%
WisdomTree U.S. Quality Dividend Growth Fund	10.9%
iShares Core S&P 500 ETF	8.0%
Vanguard International High Dividend Yield ETF	7.9%
WisdomTree International Quality Dividend Growth Fund	7.9%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund	4.9%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
WisdomTree Emerging Markets High Dividend Fund	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.8%
WisdomTree U.S. Total Dividend Fund	13.4%
WisdomTree U.S. Quality Dividend Growth Fund	10.9%
iShares Core S&P 500 ETF	8.0%
Vanguard International High Dividend Yield ETF	7.9%
WisdomTree International Quality Dividend Growth Fund	7.9%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund	4.9%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
WisdomTree Emerging Markets High Dividend Fund	4.0%

WisdomTree Siegel Moderate Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Moderate Digital Fund
Class Name	WisdomTree Siegel Moderate Digital Fund
Trading Symbol	MODRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of December 6, 2023 (inception) to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$9	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).

Expenses Paid, Amount	$ 9	[3]
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from December 6, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
Since Inception 12/6/23Footnote Reference*
Fund NAV Returns	8.85%
S&P 500® Index	20.53%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index	7.80%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 145,308
Holdings Count	17
Advisory Fees Paid, Amount	$ 101
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$145,308
# of Portfolio Holdings	17
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$101

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	13.4%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	7.9%
Vanguard International High Dividend Yield ETF	6.6%
WisdomTree International Quality Dividend Growth Fund	6.0%
iShares 10-20 Year Treasury Bond ETF	5.5%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.4%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	13.4%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	7.9%
Vanguard International High Dividend Yield ETF	6.6%
WisdomTree International Quality Dividend Growth Fund	6.0%
iShares 10-20 Year Treasury Bond ETF	5.5%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Floating Rate Treasury Fund	4.4%

WisdomTree Technology and Innovation 100 Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree Technology and Innovation 100 Digital Fund
Class Name	WisdomTree Technology and Innovation 100 Digital Fund
Trading Symbol	TECHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	39.21%	53.64%
S&P 500® Index	24.56%	27.49%
WisdomTree Technology and Innovation 100 Index	39.17%	53.54%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 3,660,444
Holdings Count	98
Advisory Fees Paid, Amount	$ 3,004
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$3,660,444
# of Portfolio Holdings	98
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$3,004

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	11.4%
Alphabet, Inc., Class A	8.2%
Microsoft Corp.	7.4%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.2%
Apple, Inc.	6.0%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Oracle Corp.	2.3%
AbbVie, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	57.3%
Communication Services	20.7%
Consumer Discretionary	10.1%
Health Care	8.8%
Financials	1.6%
Industrials	1.2%
Real Estate	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	11.4%
Alphabet, Inc., Class A	8.2%
Microsoft Corp.	7.4%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.2%
Apple, Inc.	6.0%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Oracle Corp.	2.3%
AbbVie, Inc.	1.8%

WisdomTree TIPS Digital Fund [Member]
Shareholder Report [Line Items]
Fund Name	WisdomTree TIPS Digital Fund
Class Name	WisdomTree TIPS Digital Fund
Trading Symbol	TIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Email	getinfo@wisdomtree.com
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]	Growth of $10,000 Investment Cumulative Performance from January 19, 2023 (inception) through June 30, 2024
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.22%	1.59%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.77%
Solactive US Treasury Inflation-Linked Bond Index	2.89%	1.90%

Performance Inception Date	Jan. 19, 2023
Net Assets	$ 948,793
Holdings Count	10
Advisory Fees Paid, Amount	$ 479
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$948,793
# of Portfolio Holdings	10
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$479

Holdings [Text Block]

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/30	28.7%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/29	14.5%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/41	9.4%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/28	8.6%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	8.2%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/33	7.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/52	6.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	5.6%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/32	4.1%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/44	0.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	93.9%
Other Assets and Liabilities, Net	6.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/30	28.7%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/29	14.5%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/41	9.4%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/28	8.6%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	8.2%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/33	7.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/52	6.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	5.6%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/32	4.1%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/44	0.8%

[1]	The Fund commenced operations on 11/7/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 237/366 (to reflect the period since commencement of operations).
[2]	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations)
[3]	The Fund commenced operations on 12/6/23. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 208/366 (to reflect the period since commencement of operations).